Cost of Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Cost of Revenue [Abstract]
Schedule of Cost of Revenue	Cost of revenue consists primarily of commissions paid to distribution channels.
	As of September 30,
	2024	2025
Cost of Revenue	274,901	357,266